STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS'/MEMBERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Previously Reported	Previously Reported Series Seed Convertible Preferred Units	Previously Reported Series A Convertible Preferred Units	Previously Reported Common Units	Previously Reported Accumulated Deficit	Retroactive Application of Recapitalization Due to Business Combination	Retroactive Application of Recapitalization Due to Business Combination Common Units	Retroactive Application of Recapitalization Due to Business Combination Common Stock	Retroactive Application of Recapitalization Due to Business Combination Additional Paid-in Capital	Retroactive Application of Recapitalization Due to Business Combination Preferred Stock	Retroactive Application of Recapitalization Due to Business Combination Preferred Stock Series Seed Convertible Preferred Units	Retroactive Application of Recapitalization Due to Business Combination Preferred Stock Series A Convertible Preferred Units	Retroactive Application of Recapitalization Due to Business Combination Preferred Stock Common Stock	Retroactive Application of Recapitalization Due to Business Combination Preferred Stock Additional Paid-in Capital
Beginning Balance at Dec. 31, 2019	$ (567)	$ 1	$ 24,453	$ (25,021)	$ (24,809)			$ 212	$ (25,021)	$ 37	$ (212)		$ 249	$ 24,205			$ 1	$ 24,204
Beginning Balance (in shares) at Dec. 31, 2019		9,538,259						4,000,000			(4,000,000)	3,790,109					5,748,150
Temporary Equity, Beginning Balance at Dec. 31, 2019						$ 2,000	$ 22,204								$ (2,000)	$ (22,204)
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2019						1,066,667	4,999,807								(1,066,667)	(4,999,807)
Net Loss	(6,387)			(6,387)
Issuance and conversion of profits interest units to common stock		1,018,770
Conversion of profits interest units to restricted stock (in shares)		589,481
Share based compensation	196		196
Ending Balance at Dec. 31, 2020	(6,758)	$ 1	24,649	(31,408)
Ending Balance (in shares) at Dec. 31, 2020		11,146,510
Net Loss	(5,330)			(5,330)
Forfeiture of restricted stock (in shares)		(444)
Share based compensation	34		34
Ending Balance at Mar. 31, 2021	(12,054)	$ 1	24,683	(36,738)
Ending Balance (in shares) at Mar. 31, 2021		11,146,066
Beginning Balance at Dec. 31, 2020	(6,758)	$ 1	24,649	(31,408)
Beginning Balance (in shares) at Dec. 31, 2020		11,146,510
Net Loss	(26,441)
Ending Balance at Sep. 30, 2021	(33,114)	$ 1	24,734	(57,849)
Ending Balance (in shares) at Sep. 30, 2021		11,094,248
Beginning Balance at Dec. 31, 2020	(6,758)	$ 1	24,649	(31,408)
Beginning Balance (in shares) at Dec. 31, 2020		11,146,510
Net Loss	(40,335)			(40,335)
Forfeiture of restricted stock (in shares)		(52,263)
Issuance of common stock in connection with business combination, net of issuance costs	83,126	$ 1	83,125
Issuance of common stock in connection with business combination, net of issuance costs (in shares)		12,505,471
Exercise of common stock	$ 1		1
Exercise of common stock (in shares)	3,000	3,000
Share based compensation	$ 686		686
Ending Balance at Dec. 31, 2021	36,720	$ 2	108,461	(71,743)
Ending Balance (in shares) at Dec. 31, 2021		23,602,718
Beginning Balance at Mar. 31, 2021	(12,054)	$ 1	24,683	(36,738)
Beginning Balance (in shares) at Mar. 31, 2021		11,146,066
Net Loss	(8,650)			(8,650)
Forfeiture of restricted stock (in shares)		(51,818)
Share based compensation	28		28
Ending Balance at Jun. 30, 2021	(20,676)	$ 1	24,711	(45,388)
Ending Balance (in shares) at Jun. 30, 2021		11,094,248
Net Loss	(12,461)			(12,461)
Share based compensation	23		23
Ending Balance at Sep. 30, 2021	(33,114)	$ 1	24,734	(57,849)
Ending Balance (in shares) at Sep. 30, 2021		11,094,248
Beginning Balance at Dec. 31, 2021	36,720	$ 2	108,461	(71,743)
Beginning Balance (in shares) at Dec. 31, 2021		23,602,718
Net Loss	(9,662)			(9,662)
Issuance of common stock	1		1
Issuance of common stock (in shares)		5,882
Share based compensation	366		366
Ending Balance at Mar. 31, 2022	27,425	$ 2	108,828	(81,405)
Ending Balance (in shares) at Mar. 31, 2022		23,608,600
Beginning Balance at Dec. 31, 2021	36,720	$ 2	108,461	(71,743)
Beginning Balance (in shares) at Dec. 31, 2021		23,602,718
Net Loss	$ (30,995)
Exercise of common stock (in shares)	60,205
Ending Balance at Sep. 30, 2022	$ 7,252	$ 2	109,988	(102,738)
Ending Balance (in shares) at Sep. 30, 2022		23,744,063
Beginning Balance at Mar. 31, 2022	27,425	$ 2	108,828	(81,405)
Beginning Balance (in shares) at Mar. 31, 2022		23,608,600
Net Loss	(9,928)			(9,928)
Issuance of common stock	145		145
Issuance of common stock (in shares)		124,370
Share based compensation	412		412
Ending Balance at Jun. 30, 2022	18,054	$ 2	109,385	(91,333)
Ending Balance (in shares) at Jun. 30, 2022		23,732,970
Net Loss	(11,405)			(11,405)
Issuance of common stock	6		6
Issuance of common stock (in shares)		11,093
Share based compensation	597		597
Ending Balance at Sep. 30, 2022	$ 7,252	$ 2	$ 109,988	$ (102,738)
Ending Balance (in shares) at Sep. 30, 2022		23,744,063